Commitments and contingencies - Guarantees (Details)	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Chongqin Penglin Food Co., Ltd
Loss Contingencies [Line Items]
CQ Mingwen (borrower)	$ 1,238,927	¥ 8,000,000
GA Yongpeng
Loss Contingencies [Line Items]
CQ Mingwen (borrower)	$ 100,000	¥ 809,220
Equity interest	100.00%	100.00%